Bank Loans (Tables)	12 Months Ended
Jun. 30, 2021
Federal Home Loan Banks [Abstract]
Schedule of short-term bank loans
	Annual Interest		As of June 30,
	Rate	Maturities	2020	2021
Short-term loans:
Xiamen Bank (1)	5.66%	July 18, 2020	$424,346	$-
Xiamen Bank (1)	5.65%	May 26, 2021	424,346	-
Xiamen International Bank (1)	8.00%	October 31, 2020	990,141	-
Industrial Bank Co., Ltd. (2)	5.00%	September 30, 2021	-	1,548,491
Xiamen International Bank (1)	8.00%	October 29, 2021	-	1,083,944
Xiamen Bank (4)	5.22%	August 10, 2021	-	309,698
Xiamen Bank (1)	5.22%	June 18, 2022	-	464,548
Xiamen Bank (1)	5.22%	June 22, 2022	-	309,698
Bank of China Ltd. (3)	4.70%	June 1, 2022	-	1,238,793
Subtotal			1,838,833	4,955,172
Current portion of long-term loans:
Bank of China Ltd. (3)	3.80%	November 26, 2023	-	46,454
Bank of China Ltd. (3)	4.15%	December 29, 2023	-	108,394
Bank of China Ltd. (3)	5.10%	April 15, 2024	-	30,970
Total			$1,838,833	$5,140,990

	Annual Interest		As of June 30,
	Rate	Maturities	2020	2021
Long-term loans:
Bank of China Ltd. (3)	3.80%	November 26,2023	$-	$418,093
Bank of China Ltd. (3)	4.15%	December 29, 2023	-	975,549
Bank of China Ltd. (3)	5.10%	April 15, 2024	-	278,728
Total			$-	$1,672,370

(1)	Loans from Xiamen Bank and Xiamen International Bank were personally guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company, and his spouse. On October 29, 2021, the Company repaid the one-year bank loan of RMB7,000,000 (equivalent to $1,083,944) with Xiamen International Bank with an annual interest rate of 8%.

(2)	On February 4, 2021, Pop Culture entered into a factoring agreement with Industrial Bank Co., Ltd. and received a total of RMB10,000,000 (equivalent to $1,548,491) on February 4, 2021 by factoring the receivables due from customers of RMB13,000,000 (equivalent to $2,013,038), for which Industrial Bank Co., Ltd. had the right of recourse to Pop Culture. The factoring was guaranteed by Mr. Zhuoqin Huang, the chief executive office of the Company. Subsequently, the loans from Industrial Bank Co., Ltd were repaid on September 17, 2021 with the collections of receivables due from customers.

(3)	Loans from Bank of China were guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company.

(4)	This loan was jointly guaranteed by Mr. Zhuoqin Huang and his spouse, and Taiping General Insurance Co., Ltd. Xiamen Branch.